Schedule of Receivables, Other Receivables and Deposits (Details) - USD ($)	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Utility deposit	$ 785,600	[1]	$ 375,000	$ 375,000
Deposit for the purchase of miners			160,000	397,000
Hosting service in Tennessee data center	23,366
Other sundry deposits	7,881		23,707	2,345
Total	$ 816,847		$ 558,707	$ 774,345

[1]	The Company increased capacity from 10MM to 22MW. Thus, Duff and Memphis site increased electricity deposit by $125,000 and $285,600, respectively.